Summary of Significant Accounting Policies - Additional information (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 30, 2020	Dec. 31, 2019
Fair Value of Financial Instruments
Fair value of the derivative liability	$ 300,000	$ 9,900,000	$ 8,200,000	$ 9,900,000
Income Taxes
Accrued interest or penalties	$ 0	$ 0		$ 0